Inventory (Tables)	12 Months Ended
Sep. 30, 2018
Inventory Disclosure [Abstract]
Schedule of inventory
	September 30, 2018	September 30, 2017

Raw materials	$1,742,005	$1,567,875
Packaging materials	65,966	22,524
Finished goods	172	1,220
Total	$1,808,143	$1,591,619